STATEMENTS OF CASH FLOWS	8 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (413,954)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(10,928)
Changes in operating assets and liabilities:
Prepaid expenses	(496,184)
Accrued expenses	175,661
Due to related party	24,613
Net cash used in operating activities	(720,792)
Cash Flows from Investing Activities:
Principal deposited in Trust Account	(117,300,000)
Net cash provided by investing activities	(117,300,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	112,700,000
Proceeds from sale of founder shares	25,000
Proceeds from private placement units	6,750,000
Proceeds from (Repayments of) Related Party Debt	(323,190)
Payment of deferred offering costs	(199,747)
Net cash used in financing activities	118,952,063
Net Change in Cash	931,271
Cash - End of period	931,271
Supplemental disclosure of non-cash financing activities:
Deferred offering costs paid by related party	$ 323,190